LOAN FACILITIES (Details) - PRC Bank ¥ in Millions	1 Months Ended
Dec. 31, 2022 CNY (¥)
LOAN FACILITIES
Loan facilities	¥ 400
Term (in years)	2 years
Effective drawdown period	12 months